Securities - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended				12 Months Ended
	Jun. 30, 2008	Dec. 31, 2013 Securities	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2008 Subordinated Debt [Member]	Dec. 31, 2013 FDIC [Member]	Apr. 30, 2013 FFKY [Member]	Dec. 31, 2013 FFKY [Member]	Jul. 31, 2012 FFKY [Member]	Oct. 31, 2010 FFKY [Member]	Dec. 31, 2013 FFKY [Member] Subordinated Debt [Member]	Jul. 31, 2012 Indiana [Member] Branches
Schedule of Available-for-sale Securities [Line Items]
Number of securities with unrealized losses		92
Investment par value	$ 2,000,000
Investment interest percentage	8.00%
Total risk based capital ratio					30 years
Period of deferring dividend payments								5 years		5 years
Number of branches												4
Tier one risk based capital percentage		17.40%	18.20%			9.00%		8.04%	6.51%
Risk based capital ratio						12.00%		13.59%	11.90%
Preferred Stock issued to United States Treasury by issuer of Security		20,000,000
Percentage of par value of securities at which security sold by treasury							54.00%
Impairment charge		264,000		102,000							400,000
Available for sale for proceeds		68,500,000	69,000,000	115,200,000
Gross gains in available for sale for proceeds		1,700,000	1,800,000	3,200,000
Gross loss in available for sale for proceeds		33,000	115,000	335,000
Securities pledged to municipalities for deposits in excess of FDIC limits, book value		159,500,000
Securities pledged to municipalities for deposits in excess of FDIC limits, market value		160,500,000
Number of pledged investment securities		2
Securities pledged as collateral with FHLB, market value		116,000
Letter of credit issued by FHLB		$ 13,500,000